UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23695

Popular Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodríguez Boissén

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 - March 31, 2024

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

POPULAR
Total Return Fund, Inc.

MARCH 31, 2024

ANNUAL

TABLE OF CONTENTS

Shareholder Letter with Portfolio Update	1
Disclosure of Fund Expenses	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	24
Other Information	25
Management of the Fund	26

Popular Total Return Fund, Inc.	Shareholder Letter
March 31, 2024 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to present you with the Letter to the Shareholders of the Popular Total Return Fund, Inc. (the “Fund”) for the fiscal year ended on March 31, 2024.

The Fund’s primary investment objective of long-term capital growth is achieved by investing most of the Fund’s assets in U.S. large cap equity securities. To satisfy the Fund’s secondary investment objective of providing current income, the Fund, in the recent past, has allocated approximately around 30% of its assets to fixed-income instruments. Furthermore, the Fund seeks additional diversification benefits by investing across small and mid-capitalized domestic companies as well as in international equity markets.

For the one-year period ended on March 31, 2024, the Fund had the following returns:

Table I: Comparative Performance

	1 Year	3 Year*	5 Year*	10 Year*
Total Return - A shares (excluding sales charge)	13.43%	2.22%	6.41%	6.28%
Total Return - C shares (excluding deferred sales charge)	12.57%	1.45%	5.61%	5.48%
Total Return - A shares (including max. sales charge)	9.44%	1.02%	5.65%	5.90%
Total Return - C shares (including max. deferred sales charge)	11.57%	1.45%	5.61%	5.48%
S&P Target Risk Growth TR Index**	14.47%	3.59%	6.98%	6.28%

*	Annualized Returns for the period
**	S&P Target Risk Growth Total Return Index is a trademark of S&P Global.

The 5 Year and 10 Year performance periods depicted are before the Fund's effective registration Statement.

Annual Report | March 31, 2024	1

Popular Total Return Fund, Inc.	Shareholder Letter
March 31, 2024 (Unaudited)

Growth of $10k

The graph and performance table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Past performance does not predict future performance.

FUND AND MARKET PERFORMANCE REVIEW

The Fund’s Class A shares' return of 13.43% over the past fiscal year was boosted by solid corporate earnings that resulted in U.S. stocks reaching new all-time highs.

At the end of 2022, markets were concerned about inflation and expecting a recession by the second half of 2023. However, inflation receded from its highs and the U.S. economy remained strong, despite the regional banking crisis and the U.S. Federal Reserve’s (the “Fed”) continued monetary tightening policy with four rate hikes during 2023. At the Fed’s December 2023 meeting, officials signaled that no additional increases were expected as inflation was approaching 3%, instead the Fed hinted at the possibility of lowering rates during the next 12 months. This resulted in additional market recovery during the first quarter of 2024 with investors recalibrating expectations of future economic growth while contemplating the possibility of lower rates.

Fixed income markets were mixed during the year amidst higher yields while the U.S. yield curve was marginally more inverted amid the prospect of rates remaining at higher levels for longer on the back of a resilient U.S. economy. Nevertheless, the fixed income market had a positive 1.70% total return for the year as measured by the Bloomberg U.S. Aggregate Total Return Index.

During the fiscal year, the Fund held a moderate exposure to stocks while navigating an uncertain economic environment compounded by geopolitical risks. This tactical strategy kept the average allocation to risk assets around the 65% to 70% range in stocks. Within the stock portfolio, the Fund's higher allocation to U.S. Large-Cap equities relative to its base case was beneficial, as this sector outpaced the overall market. As measured by the S&P 500 index, U.S. large-cap stocks returned 29.86% versus 15.32% of their international counterparts, as measured by the MSCI EAFE index.

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Popular Total Return Fund, Inc.	Shareholder Letter
March 31, 2024 (Unaudited)

Table II presents the Fund’s base case asset distribution as well as its actual asset distribution as of March 31, 2024.

Table II: Fund Assets Distribution*

	Base Case	As of 3/31/24
U.S. Large-Cap Equities	30.0%	38.6%
U.S. Mid-Cap Equities	4.0%	4.2%
U.S. Small-Cap Equities	2.0%	3.4%
Int'l Developed Markets	20.0%	17.1%
Int'l Emerging Markets	4.0%	4.0%
Fixed Income	40.0%	32.0%
Cash	0.0%	0.7%
Total	100.0%	100.0%

*	Percentage of portfolio assets – All allocations are subject to change.

The differences in asset distribution between the base case and the actual portfolio represent tactical asset allocation shifts implemented to provide the Fund with the asset mix where the Fund’s adviser expects relative outperformance.

EQUITY INVESTMENTS

Exposure to the equity market was achieved by investing in shares of Exchange Traded Funds (ETFs), rather than by investing in individual stocks. These baskets of securities are designed to closely track the performance of specific market indices or sectors. The use of ETFs generally lowers overall transaction costs for the Fund, as compared to managing a portfolio comprised of individual stocks. In addition, it increases trading flexibility and allows for efficient asset allocation shifts. It also reduces the risks associated with selecting individual stocks.

As of March 31, 2024, the composition of the Fund’s equity portfolio was distributed as follows:

Equity Investment Distribution as of 3/31/2024*

*	Percentage of assets of equity investments portfolio - All allocations are subject to change.

Annual Report | March 31, 2024	3

Popular Total Return Fund, Inc.	Shareholder Letter
March 31, 2024 (Unaudited)

FIXED-INCOME INVESTMENTS

The role of fixed-income investments in the Fund is primarily to provide preservation of capital and a source of current income and diversification. The value of these securities tends to move opposite to interest rates and tends to have a low correlation to the return of equity investments. The Fund invests in fixed-income instruments including government-backed mortgage securities (including FNMA, GNMA and others) and U.S. Treasury securities.

As of the end of March 31, 2024, the composition of the Fund’s fixed income portfolio was distributed as follows:

Fixed Income and Cash Distribution as of 3/31/2024*

*	Percentage of assets of fixed-income portfolio - All allocations are subject to change.

The combination of a steady U.S. economy combined with better-than-expected corporate earnings, and signs of the end of the Fed's monetary tightening cycle create favorable conditions for markets to continue their sustainable recovery. While a moderate U.S. economic expansion continues, the outlook for the world’s major economies has become significantly more complicated and uncertain. The war in Ukraine, China’s brewing tensions with Taiwan, the Israel- Gaza conflict and persistent inflation above the Fed’s target of 2%, points to an increasing geopolitical risk and a possible shifting in market undercurrents, which reiterates the importance of portfolio diversification. While the near-term outlook can be uncertain, the key to longer-term success is a commitment to maintaining prudent exposure to financial markets over time.

Sincerely,

Angel Rivera Garcia, CFA

President

Please note that any disclosure of the Fund’s holdings is as of March 31, 2024, and is subject to change. This document should not be viewed as investment advice or an offer by the Fund or Popular Securities LLC to sell or a solicitation to buy any of the securities of the Fund. The offer to buy these securities is made exclusively through the Prospectus of the Fund, which can be obtained through Popular Securities LLC. An investment in any common stock class of the Fund is subject to an initial sales charge and annual operational expenses. Please obtain a copy of the Prospectus from your financial consultant for additional information regarding the Fund, including the investment objectives, principal strategies, fees and expenses, leverage, risk considerations, and other details of the Fund. Past performance is not indicative of future performance. Investment products are not insured by the FDIC, are not deposits, obligations, nor are guaranteed by Banco Popular de Puerto Rico and involve risks, including the possible loss of principal.

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Popular Total Return Fund, Inc.	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

Examples. As a shareholder of the Popular Total Return Fund, Inc. (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held through March 31, 2024.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2023 - March 31, 2024" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expense Ratio	Expenses* Paid During Period
Popular Total Return Fund Inc
Class A
Actual	$ 1,000.00	$ 1,139.00	1.33%	$ 7.03
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.15	1.33%	$ 6.64

Class C
Actual	$ 1,000.00	$ 1,134.70	2.10%	$ 11.08
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.34	2.10%	$ 10.46

See Notes to Financial Statements.

Annual Report | March 31, 2024	5

Popular Total Return Fund, Inc.	Disclosure of Fund Expenses
March 31, 2024 (Unaudited)

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the Fund's most recent fiscal one-half year). These expense ratios may differ from the expense ratios shown in the Financial Highlights.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Schedule of Investments
March 31, 2024

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (15.68%)(a)
$1,160,357	GNMA II Pool BQ2084	2.000%	02/20/36	$1,029,339
878,570	GNMA II Pool BQ2089	2.000%	03/20/36	779,333
829,397	GNMA II Pool BQ2072	2.000%	11/20/50	662,952
1,273,570	GNMA II Pool BQ2080	2.000%	01/20/51	1,017,985
1,214,805	GNMA II Pool BZ3667	2.000%	01/20/51	970,937
845,819	GNMA II Pool BQ2090	2.000%	03/20/51	676,195
1,704,404	GNMA II Pool BQ2093	2.000%	04/20/51	1,353,287
290,213	GNMA Pool 733426	2.500%	06/15/30	270,271
708,213	GNMA II Pool 635160	2.500%	01/20/47	592,861
246,632	GNMA Pool 783588	3.000%	06/15/27	239,056
574,501	GNMA Pool 758874	3.000%	04/15/38	519,066
800,221	GNMA Pool 635189	3.000%	04/15/47	710,647
701,599	GNMA Pool AZ5544	3.000%	07/15/47	621,902
1,169,328	GNMA II Pool AD6342	3.000%	08/20/47	1,016,509
459,682	GNMA Pool 609166	4.000%	07/15/33	442,962
366,654	GNMA Pool 711449	5.000%	08/15/39	379,728
24,713	GNMA Pool 636420	5.500%	12/15/29	25,297
37,203	GNMA Pool 528152	5.500%	01/15/34	38,216
9,323	GNMA Pool 608569	5.500%	03/15/34	9,577
15,035	GNMA Pool 615230	6.000%	11/15/33	15,405
26,287	GNMA Pool 608593	6.500%	04/15/34	27,552
Total Puerto Rico GNMA Bonds				$11,399,077
(Cost $13,611,673)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (5.81%)(b)
831,220	FNMA Pool BQ7430	1.500%	09/01/36	720,094
874,182	FNMA Pool CB1622	2.000%	08/01/51	696,451
426,765	FNMA Pool AX5539	3.000%	07/01/46	375,715
2,133,768	FNMA Pool CB1152	3.000%	07/01/51	1,842,875
316,690	FNMA Pool AV7031	3.500%	11/01/29	304,581
292,718	FNMA Pool AX5538	3.500%	07/01/31	280,750
Total Puerto Rico Fannie Mae Bonds				$4,220,466
(Cost $4,638,962)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.02%)(c)
934,549	Freddie Mac Pool QC 7890	2.000%	09/01/51	742,880
(Cost $942,496)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (9.84%)
950,000	United States Treasury Bill(d)	0.000%	04/02/24	949,862
2,048,000	United States Treasury Bill(d)	0.000%	05/02/24	2,038,689
1,000,000	United States Treasury Bill(d)	0.000%	08/15/24	980,704
1,400,000	U.S. Treasury Note	3.000%	07/31/24	1,389,090

See Notes to Financial Statements.

Annual Report | March 31, 2024	7

Popular Total Return Fund, Inc.	Schedule of Investments
March 31, 2024

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (9.84%) (continued)
$800,000	U.S. Treasury Note	3.250%	08/31/24	$793,250
1,000,000	U.S. Treasury Note	4.625%	02/28/26	999,180
Total US Government and Agency Obligations				$7,150,775
(Cost $7,167,728)

Shares/Description		Value
EXCHANGE TRADED FUNDS (67.98%)
International Index Funds (21.34%)
250,324	Vanguard FTSE Developed Markets ETF	$12,558,755
70,680	Vanguard FTSE Emerging Markets ETF	2,952,304
		15,511,059

US Index Funds (46.64%)
9,400	iShares Russell 2000 ETF	1,976,820
12,200	Vanguard Mid-Cap ETF	3,048,292
58,943	Vanguard S&P 500 ETF	28,333,901
5,400	Vanguard S&P Small-Cap 600 ETF	548,100
		33,907,113

TOTAL EXCHANGE TRADED FUNDS
(Cost $34,735,715)		49,418,172

Total Investments (100.33%)
(Cost $61,096,574)		$72,931,370

Liabilities in Excess of Other Assets (-0.33%)		(236,325)
NET ASSETS (100.00%)		$72,695,045

(a)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(b)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statement of Assets and Liabilities
March 31, 2024

ASSETS:
Investments in securities, at fair value (cost $61,096,574)	72,931,370
Cash and cash equivalents	514,608
Interest receivable	53,144
Prepaid and other assets	18,650
Total Assets	73,517,772

LIABILITIES:
Payable for distributions to shareholders	624,098
Payable for shareholder servicing	32,874
Payable to Adviser	31,512
Payable to fund accounting and administration	22,155
Payable for Transfer Agency fees	8,081
Payable to Directors	7,100
Payable for Legal fees	1,183
Payable for Compliance fees	1,728
Payable for Custodian fees	5,275
Payable for Audit fees	70,681
Other payables	18,040
Total Liabilities	822,727
Net Assets	$72,695,045

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 2,679,805 issued and outstanding	$26,798
Total distributable earnings	72,668,247
Net Assets	$72,695,045

PRICING OF SHARES:
Class A Shares
Net Assets	$69,610,714
Shares outstanding	2,564,679
Net asset value per share	$27.14
Class C Shares
Net Assets	3,084,331
Shares outstanding	115,126
Net asset value per share	$26.79

See Notes to Financial Statements.

Annual Report | March 31, 2024	9

Popular Total Return Fund, Inc.	Statement of Operations
For the year ended March 31, 2024

INVESTMENT INCOME:
Interest	$735,609
Dividends (Net of tax withholding of $105,722)	950,700
Total Investment Income	1,686,309

EXPENSES:
Investment Adviser fees	$362,366
Distribution Fees
Class A	170,917
Class C	33,686
Accounting and Administration fees	97,146
Compliance fees	11,936
Transfer agent fees	47,043
Audit fees	71,819
Legal fees	42,864
Custodian fees	7,995
Director fees	16,198
Printing fees	17,784
Insurance fees	131,415
Other fees	42,032
Total Expenses	1,053,201
Net Investment Income	633,108

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	2,892,815
Net realized gain	2,892,815
Net change in unrealized appreciation on:
Investments	5,493,423
Net change in unrealized appreciation	5,493,423
Net Realized and Unrealized Gain on Investments	8,386,238
Net Increase in Net Assets Resulting from Operations	$9,019,346

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statements of Changes in Net Assets

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income	$633,108	$485,508
Net realized gain	2,892,815	1,171,446
Net change in unrealized appreciation/depreciation	5,493,423	(9,602,393)
Net increase/(decrease) in net assets resulting from operations	9,019,346	(7,945,439)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(622,158)	(505,617)
Class C dividends	(5,395)	–
Net decrease in net assets from distributions to Shareholders	(627,553)	(505,617)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	1,347,875	13,523,835
Reinvestment of dividends	215,108	125,110
Cost of shares redeemed	(8,275,184)	(12,639,909)
Net increase/(decrease) in net assets from capital share transactions	(6,712,201)	1,009,036
Class C Common Shares:
Proceeds from shares issued	1,200	6,300
Cost of shares redeemed	(1,059,962)	(13,033,675)
Net decrease in net assets from capital share transactions	(1,058,762)	(13,027,375)

Net Increase/(Decrease) in Net Assets	620,830	(20,469,395)

NET ASSETS:
Beginning of period	72,074,215	92,543,610
End of period	$72,695,045	$72,074,215

See Notes to Financial Statements.

Annual Report | March 31, 2024	11

Popular Total Return Fund, Inc.	Financial Highlights
Class A	For a share outstanding during the years presented

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$24.14	$26.42	$25.93
Income/(loss) from investment operations:
Net investment income(a)	0.24	0.17	0.15
Net realized and unrealized gain/(loss)(a)	3.00	(2.27)	0.45
Total income/(loss) from investment operations	3.24	(2.10)	0.60
Less distributions:
Dividends from net investment income	(0.24)	(0.18)	(0.11)
Total distributions	(0.24)	(0.18)	(0.11)
Net increase/(decrease) in net asset value	3.00	(2.28)	0.49
Net asset value - end of period	$27.14	$24.14	$26.42
Total Return(b)(c)	13.43%	(7.95%)	2.30%
Supplemental Data:
Net assets, end of period (in thousands)	$69,611	$68,310	$74,219
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	1.43%	1.37%	1.28%
Ratio of net expenses to average net assets(e)	1.43%	1.37%	1.28%
Ratio of net investment income to average net assets(f)	0.94%	0.73%	0.55%
Portfolio turnover rate	11%	18%	21%

(a)	Based on daily average outstanding common shares of 2,726,215 for the fiscal year ended March 31, 2024 and 2,987,279 for the fiscal year ended March 31, 2023. Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.

(d)	Based on daily average net assets attributable to common shares of $68,370,705 for the fiscal year ended March 31, 2024 and $70,976,355 for the fiscal year ended March 31, 2023.

(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.

(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Financial Highlights
Class C	For a share outstanding during the years presented

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$23.84	$26.09	$25.70
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04	(0.12)	(0.32)
Net realized and unrealized gain/(loss)(a)	2.96	(2.13)	0.71
Total income/(loss) from investment operations	3.00	(2.25)	0.39
Less distributions:
Dividends from net investment income	(0.05)	–	–
Total distributions	(0.05)	–	–
Net increase/(decrease) in net asset value	2.95	(2.25)	0.39
Net asset value - end of period	$26.79	$23.84	$26.09
Total Return(b)(c)	12.57%	(8.62%)	1.52%
Supplemental Data:
Net assets, end of period (in thousands)	$3,084	$3,765	$18,325
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	2.20%	2.08%	2.46%
Ratio of net expenses to average net assets(e)	2.20%	2.08%	2.46%
Ratio of net investment income/(loss) to average net assets(f)	0.17%	(0.50%)	(1.19%)
Portfolio turnover rate	11%	18%	21%

(a)	Based on daily average outstanding common shares of 136,745 for the fiscal year ended March 31, 2024 and 273,908 for the fiscal year ended March 31, 2023. Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.

(d)	Based on daily average net assets attributable to common shares of $3,366,778 for the fiscal year ended March 31, 2024 and $6,514,140 for the fiscal year ended March 31, 2023.

(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.

(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.

Annual Report | March 31, 2024	13

Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Total Return Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) since May 21, 2021. The Fund was incorporated on January 31, 2001 and started operations on March 27, 2001.

The Fund’s primary investment objective is to seek long-term capital appreciation and portfolio securities are selected primarily with a view of achieving this objective. Current income is a secondary objective in the selection of investments. There can be no assurance that the Fund will achieve its objectives. The Fund will pursue its objective by investing, under normal market conditions, based on investments and other requirements and limitations, as described in Note 9.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of March 31, 2024, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $514,608 with J.P. Morgan Chase.

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. ("the Administrator"), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the "Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

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Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than- not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 7).

(d)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. Class A shares are sold at the Net Asset Value (“NAV”), which is determined daily, plus an initial sales charge of up to 3.50% charged by broker-dealers. The initial sales charge may be reduced or waived for certain purchasers. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1.00% will be paid on redemptions made within twelve months of purchase.

Shares of each class may be redeemed on each business day of the week on which the New York Stock Exchange (“NYSE”) is open for trading at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(e)	Dividends and Distributions to Shareholders – The Fund declares and pays annually a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex- dividend date.

Annual Report | March 31, 2024	15

Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

(f)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the year ended on March 31, 2024, the Fund reduced interest income in the amount of $17,730 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 7).

(g)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(h)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

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Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Adviser, as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. In addition, the Valuation Designee is responsible for determining:

•	The fair valuation of all securities for which no price or value is available at the time the Fund’s Net Asset Value is calculated on a particular day.

•	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgement of the Adviser, represent the fair valuation of such portfolio instruments.

Annual Report | March 31, 2024	17

Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Exchange Traded Funds (ETFs): ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

Obligations of U.S. Government sponsored entities and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities as of March 31, 2024:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico GNMA Bonds	–	11,399,077	–	11,399,077
Puerto Rico Fannie Mae Bonds	–	4,220,466	–	4,220,466
Puerto Rico Freddie Mac Bonds	–	742,880	–	742,880
International Index Funds	15,511,059	–	–	15,511,059
US Government and Agency
Obligations	–	7,150,775	–	7,150,775
US Index Funds	33,907,113	–	–	33,907,113
Total	$49,418,172	$23,513,198	$–	$72,931,370

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchase, sale or transfers into or out of level 3 securities during the year ended March 31, 2024.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of March 31, 2024 there were no temporary cash investments.

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Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Popular Asset Management LLC (the "Investment Adviser") acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the fiscal year ended on March 31, 2024, investment advisory fees amounted to $362,366.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to these services shall be the greater of annual complex and per portfolio minimum fees or the application of a basis point fee schedule on the Funds starting at 0.06% of the Fund's average daily net assets. For the fiscal year ended March 31, 2024, the administrative fees and transfer agent fees amounted to $97,146 and $47,043, respectively. The Fund maintains its cash accounts with JPMorgan Chase. The Fund did not receive interest income from these accounts during the fiscal year ended on March 31, 2024.

JPMorgan Chase provides custody services to the Fund. For the fiscal year ended on March 31, 2024 the custody fees amounted to $7,995.

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% and 1.00% for Class A shares and Class C shares, respectively, of the Fund's daily average net assets of each class. For the fiscal year ended March 31, 2024, distribution fees amounted to $170,917 and $33,686 for Class A shares and Class C shares, respectively. During the fiscal year ended on March 31, 2024, the distributor received no sales charges from sales of shares.

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the fiscal year ended on March 31, 2024, the compensation expense for the three independent directors of the Fund was $16,198.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

Annual Report | March 31, 2024	19

Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, which may be divided into different series and classes.

Per the Fund’s prospectus, shares may be exchanged for shares of the same class of any other fund that is part of the Popular Family of Funds.

Capital share transactions for the fiscal year ended March 31, 2023 and the fiscal year ended March 31, 2024, were as follows:

Common shares:	For the Fiscal Year Ended March 31, 2024	For the Fiscal Year Ended March 31, 2023
Class A:

Common shares outstanding - beginning of period	2,829,534	2,809,541
Common shares issued	54,048	554,805
Common shares issued as reinvestment of dividends	9,031	4,665
Common shares redeemed	(327,934)	(539,477)
Common shares outstanding - end of period	2,564,679	2,829,534

Class C:

Common shares outstanding - beginning of period	157,935	702,270
Common shares issued	49	277
Common shares redeemed	(42,858)	(544,612)
Common shares outstanding - end of period	115,126	157,935

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased, for the fiscal year ended March 31, 2024, were $8,072,426 and the proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the fiscal year ended March 31, 2024 were $14,642,409. Investment transactions in long-term U.S. Government Obligations for the fiscal year ended March 31, 2024 were $1,000,273 and $1,050,000 for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

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Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

NOTE 6. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of March 31, 2024, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Vanguard S&P 500 ETF	28,333,901	38.98%
Vanguard FTSE Developed Markets ETF	12,558,755	17.28%

As of March 31, 2024, the Fund had $514,608 on deposit with JP Morgan Chase, which represents approximately 0.71% of the net assets of the Fund.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 7. COMPONENTS OF DISTRIBUTABLE EARNINGS

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$61,096,574
Gross appreciation	15,049,151
Gross depreciation	(3,214,355)
Net appreciation/(depreciation)	$11,834,796

For the year ended on March 31, 2024, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$315,117
Accumulated net appreciation (depreciation) from investment	11,834,796
Accumulated net realized gain on investment	60,518,334
$72,668,247

Annual Report | March 31, 2024	21

Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

For the year ended on March 31, 2023, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$291,832
Accumulated net appreciation (depreciation) from investment	6,341,373
Accumulated net realized gain on investment	61,374,165
$68,007,370

NOTE 8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 9. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk. Additionally, the Fund’s cash balance includes a time deposit open account with J.P. Morgan Chase in the amount of $514,608, which exceeds the FDIC $250,000 insurance coverage.

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Popular Total Return Fund, Inc.	Notes to Financial Statements
March 31, 2024

Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset- backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.

NOTE 10. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund's management has evaluated events for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no events that required disclosure in or adjustment to the accompanying financial statements.

Annual Report | March 31, 2024	23

Popular Total Return Fund, Inc.	Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Popular Total Return Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Popular Total Return Fund, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2024, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund on March 31, 2024, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended March 31, 2023, and the financial highlights for each of the periods in the two-year period then ended, were audited by another independent registered public accounting firm whose report, dated May 30, 2023, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Popular Family of Funds since 2023.

San Juan, Puerto Rico

May 29, 2024

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Popular Total Return Fund, Inc.	Other Information
March 31, 2024 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month year ended March 31 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Annual Report | March 31, 2024	25

Popular Total Return Fund, Inc.	Management of the Fund
March 31, 2024 (Unaudited)

Management Information. The business affairs of the Fund are overseen by its Board of Directors. Certain biographical and other information relating to the Directors and officers of the Fund are set forth below, including their ages and their principal occupations for at least five years.

The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling the Fund at 787-754-4488.

Name, Address*, and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen	Public Directorships
INDEPENDENT DIRECTORS
Enrique Vila del Corral**** Professional Offices Park ROC Company Building, Carr. San Roberto #1000, Rio Piedras, PR 00926 (1945)	Director	Director since 2001	Private Investor since 2001; Managing Partner of various special partnerships involved in real estate development and leasing of commercial office space; Director of Popular Family of Funds and Puerto Rico Investors Tax Free Family of Funds; Director of V. Suarez Group of Companies.	10 funds	None
Jorge Vallejo**** Vallejo &Vallejo, 1610 Ponce de León Ave., Parada 23, Santurce, PR 00912 (1954)	Director	Director since 2001	Managing Partner of Vallejo & Vallejo from April 1992 to 2020, a real estate appraisal and consulting firm in San Juan Puerto Rico; Director of Popular Family of Funds and Puerto Rico Investors Tax Free Family of Funds.	10 funds	None
Carlos Pérez *** Pediatrix Medical Group, Metro Office Park #6 (Edif. Toshiba) Calle 1 Suite 202, Guaynabo, PR 00968 (1954)	Director	Director since 2001	President of the Caribbean and Latin American Region of Pediatrix Medical Group since 2002; Director of the University of Puerto Rico’s Hospital of Carolina since September 2013; Director of the “Administración de Servicios de Salud de Puerto Rico” from 2001 to 2009; Member of the Board of Trustees of the University of Puerto Rico from 2014 to 2017; Director of Popular Family of Funds.	3 funds	None

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Popular Total Return Fund, Inc.	Management of the Fund
March 31, 2024 (Unaudited)

Name, Address*, and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen	Public Directorships
OFFICERS
Angel M. Rivera Garcia(1)(2) (1977)	President	Since 2023	Angel M. Rivera has over 20 years of investment portfolio management and financial services experience. Prior to joining Popular Asset Management LLC as Subsidiary President in 2023, Mr. Rivera spent the last 7 years working in the Corporate Treasury of Popular, Inc. responsible for managing the investment portfolio and wholesale funding for the holding company and its subsidiaries. He also serves as portfolio manager for various Puerto Rico investment companies advised and co-advised by the Advisor. Before that, he worked as Fixed Income Portfolio Manager for Popular Asset Management, then a division of Banco Popular of Puerto Rico. Mr. Rivera holds an MBA from Northwestern University- Kellogg School of Management, BBA from the University of Puerto Rico, and the Chartered Financial Analyst and Financial Risk Manager designations.	3 funds	None

Annual Report | March 31, 2024	27

Popular Total Return Fund, Inc.	Management of the Fund
March 31, 2024 (Unaudited)

Name, Address*, and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen	Public Directorships
OFFICERS
Manuel Rodriguez- Boissen, Esq.(2) (1977)	Secretary	Since 2018	Mr. Rodriguez-Boissen has been an attorney at Pietrantoni Mendez & Alvarez LLC, legal counsel to the Fund, since 2002 and a Member since 2012. Mr. Rodriguez- Boissen’s practice focuses on public-private partnerships, corporate and public finance and regulatory compliance for clients engaged in the financial services industry, including the Popular Family of Funds.	N/A	None
James A. Gallo(2) (1964)	Treasurer	Since 2022	Mr. Gallo has served as Treasurer and Principal Financial Officer of each of the Popular Family of Funds since December 2022. Mr. Gallo has been a Senior Principal Consultant at Foreside Management Services, LLC, since May 2022. Prior to joining Foreside, Mr. Gallo was a Director of Fund Services at Bank of New Yor Mellon from 2002 to 2021.	N/A	None

(1)	Affiliated person of the Adviser.
(2)	Such director or officer is a director or officer of one or more other investment companies for which the Adviser acts as investment adviser or co-investment adviser.
***	The Affiliated Funds consist of Popular High Grade Fixed Income Fund, Inc.; Popular Income Plus Fund, Inc.; Popular Total Return Fund, Inc. (the “Popular Family Funds”). The Popular Family of Funds is managed by Popular Asset Management LLC.
****	The Affiliated Funds consist of Puerto Rico Residents Tax-Free Fund, Inc.; Puerto Rico Residents Tax-Free Fund II, Inc.; Puerto Rico Residents Tax-Free Fund III, Inc.; Puerto Rico Residents Tax-Free Fund IV, Inc.; Puerto Rico Residents Tax-Free Fund V, Inc.; Puerto Rico Residents Tax-Free Fund VI, Inc.; and Puerto Rico Residents Bond Fund I (the “Co-Advised Family of Funds”); and Popular High Grade Fixed Income Fund, Inc.; Popular Income Plus Fund, Inc.; Popular Total Return Fund, Inc. (the “Popular Family Funds”) and together with the Co-Advised Family of Funds, the “Affiliated Funds”). The Co-Advised Family of Funds is co-advised by UBS Asset Managers, a division of UBS Trust PR, and Popular Asset Management LLC. The Popular Family of Funds is managed by Popular Asset Management LLC.

28	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.
March 31, 2024 (Unaudited)

On May 31, 2023, PricewaterhouseCoopers LLC ("PWC") was dismissed as the independent registered public accounting firm to the Popular Total Return Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 23, 2023.

PWC's reports on the Fund's financial statements for the two years ended March 31, 2023 and March 31, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023 (i) there were no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for the two years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested that PWC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the "SEC") stating PWC agrees with the statements. A copy of the letter from PwC to the SEC will be filed as an Exhibit to the Form N-CSR.

The Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024. During the Fund's two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund's Board of Directors with the performance of the Fund's prior independent auditors PWC for the fiscal years March 31, 2023 and March 31, 2022.

EY, with offices located at Parque las Americas 1, San Juan, Puerto Rico, has been selected by the Fund's Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund's independent auditors for the fiscal year ending March 31, 2024. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

Annual Report | March 31, 2024	29

 INVESTMENT ADVISER

Popular Asset Management LLC

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR AND

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

JPMorgan Chase

1111 Polaris Parkway

Columbus, OH 43240

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC

208 Ponce de León Avenue, Floor 19

San Juan, Puerto Rico 00918

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

IINDEPENDENT REGISTERED

PUBLIC ACCOUNTANT

Ernst & Young, LLP

Parque las Americas 1

235 Calle Federico Costa, Suite 410

San Juan, Puerto Rico

DIRECTORS AND OFFICERS

Jorge I. Vallejo

Director

Carlos A. Pérez

Director

Enrique Vila del Corral

Director

Angel M. Rivera

President

James Gallo

Treasurer

Manuel Rodríguez-Boissén, Esq.

Secretary

Remember that shares of the Fund:

●	Are not bank deposits and are not insured by the FDIC or any other governmental agency.

●	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.

●	Are subject to investment risks, including possible loss of the principal amount invested.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the Code of Ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 13(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Directors (“Board”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Enrique Vila del Corral as the Registrant’s Audit Committee Financial Expert. Mr. Corral is “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements (“Audit Fees”). The aggregate Audit Fees billed by PricewaterhouseCoopers, LLC (“PwC”) for the fiscal year ended March 31, 2023, were $53,667 and the aggregate Audit Fees billed by Ernst & Young LLP (“EY”) for the fiscal year ended March 31, 2024, were $51,550.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. There were no aggregate fees billed in each of the last two fiscal years ending March 31, 2023 and March 31, 2024 for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning (“Tax Fees”). The aggregate Tax Fees billed for professional services for tax compliance billed by PwC for the fiscal year ended March 31, 2023, were $9,333 and the aggregate Tax Fees billed by EY for the fiscal year ended March 31, 2024, were $11,000.

(d)	All Other Fees: Other fees are fees billed for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above (“Other Fees”). The aggregate Other Fees billed by PwC for the fiscal year ended March 31, 2023, were $16,667 and the aggregate Other Fees billed by EY for the fiscal year ended March 31, 2024, were $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees: The aggregate non-audit fees for services rendered to the Registrant, its co-investment advisers and any entity controlling, controlled by or under common control with the co-advisers that provide ongoing services to the Registrant (“Non-Audit Fees”) billed by PwC for the fiscal year ended March 31, 2023, were $1,119,242 and the aggregate Non-Audit Fees billed by EY for the fiscal year ended March 31, 2024, were $1,082,066.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments (as set forth in 17 CFR 210.12-12) is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herein.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Total Return Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera
Principal Executive Officer/President

Date:	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Total Return Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo
Principal Financial Officer/Treasurer

Date:	June 7, 2024